Share-Based Instruments - Part 2 (Details) - DKK (kr) kr / shares in Units, kr in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	1,413,624	1,423,210
Granted	49,323	49,360
Exercised	(272,078)	(192,572)
Expired/lapsed/cancelled	(43,866)	(12,911)
Balance at end of period	1,147,003	1,267,087
Weighted average exercise price of warrants granted	kr 1,548.22	kr 1,154.19
Weighted average exercise price of fair market value	465.70	360.96
Weighted average exercise price of warrants exercised	kr 261.06	kr 200.81
Exercise of warrants	kr 54.0	kr 38.0
Percentage of share capital attributed to exercise of warrants	0.42%	0.31%
Share-based compensation expenses	kr 98.0	kr 68.0
Treasury shares outstanding	136,630
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of warrants	kr 71.0	kr 39.0